Summary of Significant Accounting Policies - Summary of Property and Equipment (Detail) - Hoya Intermediate, LLC [Member]	12 Months Ended
Dec. 31, 2020
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful lives	5 years
Purchased Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful lives	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful lives	7 years